ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

        Asset retirement obligations consist primarily of landfill capping, closure and post-closure costs and asbestos abatement costs. We are legally required to perform capping and closure and post-closure care on the landfills and asbestos abatement on certain of our premises. For each asset retirement obligation we recognized the estimated fair value of a liability and capitalized the cost as part of the cost basis of the related asset.

        The following table describes changes to our asset retirement obligation liabilities, all of which were recorded in other noncurrent liabilities on the accompanying balance sheets (dollars in millions):

	December 31,
	2011	2010
Asset retirement obligation at beginning of year	$24	$21
Accretion expense	2	1
Liabilities incurred	-	1
Liabilities assumed in connection with the consolidation of a variable interest entity	2	-
Liabilities settled	(1)	-
Foreign currency effect on reserve balance	(1)	1

Asset retirement obligation at end of year	$26	$24